Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income from Continuing Operations Before Income Taxes and Noncontrolling Interest
Income from continuing operations before income taxes and noncontrolling interest consisted of the following:

	Years ended December 31
In thousands	2012	2011	2010
Federal (1)	$39,177	$(31,471)	$196,101
International	(223,142)	74,737	82,874
Income (loss) from continuing operations before income taxes and noncontrolling interest	$(183,965)	$43,266	$278,975

(1)	As a result of the Merger, “Federal” reflects income (loss) from continuing operations before income taxes and noncontrolling interest for Switzerland in 2012 and U.S. for 2011 and 2010.

Provision for Income Taxes
The provision (benefit) for income taxes consisted of the following: For 2012, Federal represents Swiss taxes, while International represents non-Swiss taxes, including U.S. federal, state and local taxes. For 2011 and 2010 Federal represents U.S. federal taxes, while International reflects non-U.S. taxes.

	Years ended December 31
In thousands	2012	2011	2010
Currently payable
Federal	$6,490	$51,158	$44,766
State	—	6,980	6,591
International	61,053	24,005	17,877
Total current taxes	67,543	82,143	69,234
Deferred
Federal	1,270	(26,223)	18,188
International	(148,166)	(9,503)	1,521
Total deferred taxes	(146,896)	(35,726)	19,709
Total provision (benefit) for income taxes	$(79,353)	$46,417	$88,943

Reconciliation of Federal Statutory Income Tax Rate to Effective Tax Rate
Reconciliations of the federal statutory income tax rate to our effective tax rate were as follows:

	Years ended December 31
Percentages	2012	2011	2010
Federal statutory income tax rate (1)	7.8	35.0	35.0
Tax effect of international operations (2)	23.6	(25.3)	(4.1)
Non-deductible transaction costs	(4.7)	—	—
Impact of debt-financing	10.8	—	—
Resolution of tax audits	5.6	—	—
Goodwill	—	104.4	—
Domestic manufacturing deduction	—	(8.4)	(1.5)
State income taxes, net of federal tax benefit	—	4.3	2.0
All other, net	—	(2.7)	0.5
Effective tax rate	43.1	107.3	31.9

(1)	As a result of the Merger, the statutory rate for 2012 reflects the Swiss statutory rate of 7.83 percent. For 2011 and 2010, the statutory rate reflects the U.S. statutory rate of 35 percent.

(2)
As a result of the Merger, the tax effect of international operations for 2012 consists of non-Swiss jurisdictions. For 2011 and 2010, the tax effect of international operations consists of non-U.S. jurisdictions.

Reconciliations of Gross Unrecognized Tax Benefits
Reconciliations of the beginning and ending gross unrecognized tax benefits were as follows:

	Years ended December 31
In thousands	2012	2011	2010
Beginning balance	$26,469	$24,260	$29,962
Gross increases for tax positions in prior periods	2,198	2,042	286
Gross decreases for tax positions in prior periods	(641)	(192)	(2,490)
Gross increases based on tax positions related to the current year	13,641	3,201	1,431
Gross decreases related to settlements with taxing authorities	(13,202)	(2,465)	(4,182)
Reductions due to statute expiration	(370)	(377)	(747)
Gross increases due to acquisitions	25,311	—	—
Ending balance	$53,406	$26,469	$24,260

Deferred Taxes
Deferred taxes were recorded in the Consolidated Balance Sheets as follows:

	December 31
In thousands	2012	2011
Other current assets	$82,614	$60,899
Other non-current assets	68,655	—
Deferred tax liabilities	421,898	188,957
Net deferred tax liabilities	$270,629	$128,058

Tax Effects of Major Items Recorded as Deferred Tax Assets and Liabilities
The tax effects of the major items recorded as deferred tax assets and liabilities were as follows:

	December 31
In thousands	2012	2011
Deferred tax assets
Accrued liabilities and reserves	$172,793	$58,420
Postretirement benefits	73,660	82,823
Employee compensation & benefits	94,521	49,404
Tax loss and credit carryforwards	377,795	24,350
Other	9,433	4,698
Total deferred tax assets	728,202	219,695
Valuation allowance (1)	174,445	13,242
Deferred tax assets, net of valuation allowance	553,757	206,453
Deferred tax liabilities
Property, plant and equipment	80,329	43,572
Goodwill and other intangibles	744,057	290,939
Total deferred tax liabilities	824,386	334,511
Net deferred tax liabilities	$270,629	$128,058

(1)	The increase in valuation allowance from 2011 to 2012 was primarily related to balances acquired in the Merger.